Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year	R$ 710	R$ 1,220	R$ 1,610
Adjustment to reconcile net income for the year to net cash flows
Deferred income tax and social contribution	(162)	40	(127)
(Gain) loss on disposal of property, plant and equipment and leasing write-off	(55)	34	(12)
Depreciation and amortization	1,476	990	687
Financial charges	2,853	1,827	911
Share of profit of associate	(51)	(44)	(47)
Provision (reversal of) for legal proceedings	151	(7)	(48)
Provision for stock option	20	18	14
Provision for allowance for inventory losses and damages	538	418	302
Allowance for doubtful accounts	4	7	2
Adjustments to reconcile profit (loss)	5,484	4,503	3,292
Variations in operating assets and liabilities
Trade receivables	(640)	(313)	(85)
Inventories	(735)	(2,505)	(943)
Recoverable taxes	352	(336)	(12)
Restricted deposits for legal proceedings	12	63	15
Other assets	(14)	9	(69)
Trade payables, net	1,498	3,175	884
Payroll and related taxes	40	159	54
Related parties	(5)	196	391
Provision for legal proceedings	(71)	(49)	(49)
Taxes and social contributions payable	40	101	4
Deferred revenue	96	68	128
Dividends received	20	16	11
Other liabilities	(114)	57	25
Income tax and social contribution, paid			(374)
Cash flows from (used in) operations	479	641	(20)
Net cash generated by operating activities	5,963	5,144	3,272
Cash flow investment activities
Purchase of property, plant and equipment	(3,116)	(3,524)	(2,231)
Purchase of intangible assets	(169)	(636)	(854)
Proceeds from the sale of property, plant and equipment	19		3
Proceeds from the sale of assets held for sale	211	620	209
Purchase of assets held for sale		(250)	(403)
Net cash used in investment activities	(3,055)	(3,790)	(3,276)
Cash flow financing activities
Capital contribution	9	11	27
Proceeds from borrowings	3,392	4,001	6,183
Borrowing costs	(142)	(42)	(93)
Payment of borrowings	(1,499)	(183)	(6,073)
Payment of interest on borrowings	(1,085)	(783)	(406)
Dividends and interest on own capital paid	(118)	(168)	(148)
Payment of lease liabilities	(262)	(126)	(460)
Payment of interest on lease liabilities	(977)	(772)	(8)
Payment of acquisition of hypermarkets	(2,609)
Net cash (used in) generated by financing activities	(3,291)	1,938	(978)
Net (decrease) increase in cash and cash equivalents	(383)	3,292	(982)
Cash and cash equivalents at the beginning of the year	5,842	2,550	3,532
Cash and cash equivalents at the end of the year	R$ 5,459	R$ 5,842	R$ 2,550